INCOME TAXES	12 Months Ended
Mar. 31, 2017
Income Tax [Abstract]
INCOME TAXES
INCOME TAXES
Income tax expense
A reconciliation of income taxes at Canadian statutory rates with the reported income taxes is as follows:

	2018	2017
Earnings before income taxes	$384.8	$292.3
Canadian statutory income tax rates	26.85%	26.95%
Income taxes at Canadian statutory rates	$103.3	$78.8
Difference between Canadian and Foreign statutory rates	(14.3)	(10.6)
Unrecognized tax benefits	3.1	10.3
Tax benefit of operating losses not previously recognized	(8.4)	(7.7)
Non-taxable capital gain	(2.0)	(1.3)
Tax impact on equity accounted investees	(10.4)	(12.3)
Non-deductible items	4.6	0.7
Prior years' tax adjustments and assessments	4.4	(13.0)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Non-taxable research and development tax credits	(1.2)	(0.6)
Gain resulting from the remeasurement to fair value of the previously held interest in AACE	(6.9)	—
Other tax benefits not previously recognized	(10.3)	(9.5)
Income tax expense	$29.1	$35.2

The applicable statutory tax rate is 26.85% in fiscal 2018 (2017 – 26.95%). The Company's applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates. The decrease is due to a change in the jurisdictions it operates.

The US tax reform introduces other important changes to US corporate income tax laws that may significantly affect CAE in future years. Under the Tax Cuts and Jobs Act, which was enacted on December 22, 2017, the U.S. statutory federal income tax rate was reduced to 21% from the previous rate of 35%. The impact of the change in tax rate resulted in a reduction of $33.1 million of the net deferred tax liability position at the time of enactment.

Significant components of the provision for the income tax expense are as follows:

	2018	2017
Current income tax expense (recovery):
Current period	$53.8	$21.0
Adjustment for prior years	11.0	(12.2)
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(18.7)	(17.2)
Impact of change in income tax rates on deferred income taxes	(32.8)	0.4
Origination and reversal of temporary differences	15.8	43.2
Income tax expense	$29.1	$35.2

Income tax recognized in OCI
During fiscal 2018, a deferred tax recovery of $11.7 million (2017 – deferred tax expense of $7.7 million) and current income tax expense of $0.6 million (2017 – nil) was recorded in OCI.
Deferred tax assets and liabilities
Movements in temporary differences during fiscal year 2018 are as follows:

			Recognized in
				discontinued
				operation and
	Balance			transferred
beginning		Recognized	Recognized	from assets	Acquisition of	Exchange	Balance
	of year	in income	in OCI	held for sale	subsidiaries	differences	end of year
Non-capital loss carryforwards	$50.5	$(5.4)	$—	$—	$—	$0.6	$45.7
Intangible assets	(84.1)	12.5	—	—	(14.5)	(1.7)	(87.8)
Amounts not currently deductible	48.5	(6.4)	—	—	5.9	(0.4)	47.6
Deferred revenue	25.8	(6.1)	—	—	0.3	0.3	20.3
Tax benefit carryover	6.0	(2.8)	—	—	—	(0.1)	3.1
Unclaimed research and
development expenditures	20.2	17.2	—	—	—	—	37.4
Investment tax credits	(60.0)	(4.6)	—	—	—	—	(64.6)
Property, plant and equipment	(148.9)	33.1	—	—	4.5	6.7	(104.6)
Unrealized (gains) losses
on foreign exchange	(16.0)	1.0	1.3	—	(0.1)	(0.1)	(13.9)
Financial instruments	(3.0)	1.3	1.5	—	—	(0.1)	(0.3)
Government participation	(27.4)	0.1	—	—	—	—	(27.3)
Employee benefit plans	39.6	3.1	8.9	—	—	—	51.6
Percentage-of-completion versus
completed contract	(45.4)	(7.1)	—	—	—	(0.1)	(52.6)
Other	(1.6)	(0.2)	—	—	—	—	(1.8)
Net deferred income tax (liabilities) assets	$(195.8)	$35.7	$11.7	$—	$(3.9)	$5.1	$(147.2)

 Movements in temporary differences during fiscal year 2017 are as follows:

			Recognized in
				discontinued
				operation and
	Balance			transferred
beginning		Recognized	Recognized	from assets	Acquisition of	Exchange	Balance
	of year	in income	in OCI	held for sale	subsidiaries	differences	end of year
Non-capital loss carryforwards	$49.4	$0.6	$—	$0.4	$—	$0.1	$50.5
Intangible assets	(74.1)	(3.0)	—	—	(7.1)	0.1	(84.1)
Amounts not currently deductible	34.3	14.0	—	—	—	0.2	48.5
Deferred revenue	25.4	(10.2)	—	—	10.5	0.1	25.8
Tax benefit carryover	5.7	0.2	—	—	—	0.1	6.0
Unclaimed research and
development expenditures	24.1	(3.9)	—	—	—	—	20.2
Investment tax credits	(56.7)	(3.3)	—	—	—	—	(60.0)
Property, plant and equipment	(131.6)	(17.5)	—	—	3.3	(3.1)	(148.9)
Unrealized gains
on foreign exchange	(16.1)	(1.3)	1.5	—	—	(0.1)	(16.0)
Financial instruments	(1.0)	2.1	(4.1)	—	—	—	(3.0)
Government participation	(24.9)	(2.5)	—	—	—	—	(27.4)
Employee benefit plans	41.7	3.1	(5.1)	—	—	(0.1)	39.6
Percentage-of-completion versus
completed contract	(40.6)	(5.0)	—	—	—	0.2	(45.4)
Other	(1.9)	0.3	—	—	—	—	(1.6)
Net deferred income tax (liabilities) assets	$(166.3)	$(26.4)	$(7.7)	$0.4	$6.7	$(2.5)	$(195.8)

As at March 31, 2018, taxable temporary differences of $2,113.6 million (2017 – $1,990.4 million) related to investments in operations, including subsidiaries and interests in joint ventures has not been recognized, because the Company controls whether the liability will be incurred and it is satisfied that it will not be incurred in the foreseeable future.
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2019	$1.8	$0.2
2020	2.4	4.5
2021	0.5	3.8
2022	1.1	—
2023	6.2	—
2024	4.9	—
2025 - 2038	45.4	41.5
No expiry date	67.1	144.6
	$129.4	$194.6

As at March 31, 2018, the Company has $243.5 million (2017 – $292.6 million) of deductible temporary differences for which deferred tax assets have not been recognized. These amounts will reverse during a period of up to 30 years. The Company also has $0.9 million (2017 – $0.9 million) of accumulated capital losses carried forward for which deferred tax assets have not been recognized. These capital losses can be carried forward indefinitely.